Share Capital - Additional Information (Detail)	12 Months Ended							12 Months Ended										1 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Aug. 23, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2014 Oyu Tolgoi [Member] USD ($)	Dec. 31, 2013 Oyu Tolgoi [Member] USD ($)	Dec. 31, 2014 Turquoise Hill Resources Ltd. [Member] USD ($)	Dec. 31, 2013 Turquoise Hill Resources Ltd. [Member] USD ($)	Dec. 31, 2014 Performance Share Unit Plan [Member] USD ($)	Dec. 31, 2014 Director Deferred Share Unit [Member] USD ($)	Dec. 31, 2014 Series D Warrants [Member] USD ($)	Dec. 31, 2013 Series D Warrants [Member]	May 22, 2012 Series D Warrants [Member] USD ($)	May 22, 2012 Series D Warrants [Member] Rio Tinto [Member]	Jan. 31, 2014 2013 Rights Offering [Member] USD ($)	Nov. 30, 2013 2013 Rights Offering [Member] USD ($)	Nov. 30, 2013 2013 Rights Offering [Member] CAD	Dec. 31, 2014 2013 Rights Offering [Member] USD ($)	Dec. 31, 2014 2013 Rights Offering [Member] CAD	Dec. 31, 2013 2013 Rights Offering [Member] USD ($)	Dec. 03, 2013 2013 Rights Offering [Member] USD ($)	Dec. 03, 2013 2013 Rights Offering [Member] Rio Tinto [Member] USD ($)	Dec. 03, 2013 2013 Rights Offering [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Exercise of Anti Dilution Warrants [Member] USD ($)	Dec. 31, 2014 Equity Incentive Plan [Member] USD ($)	Dec. 31, 2013 Equity Incentive Plan [Member] USD ($)
Class of Stock [Line Items]
Options vested	4 years
Options contractual terms	7 years
Employee's contribution to Share Purchase Plan			7.00%
Ratio of issuance of common shares to aggregate amount contributed	1.5
Common stock shares authorized percentage pursuant to the Equity Incentive Plan	6.50%
Shares available for grants		59,488,247	126,585,344			49,183,597	49,183,597
Common stock shares authorized maximum	130,799,422
Stock options granted	1,014,235	0																			1,000,000	1,000,000	1,000,000
Weighted average exercise price			13.30	16.23			15.58																					$ 11.47	$ 15.28
Intrinsic value of options exercised	$ 100,000	$ 1,800,000
Options vested and expected to vest																												4,214,078	5,909,332
Aggregate intrinsic value																												300,000	100,000
Unrecognized compensation cost related to unvested stock options																												400,000
Weighted-average cost recognized period, years																												7 months 6 days
Vested option aggregate intrinsic value																												300,000	100,000
Allocated share-based compensation expense										4,600,000	9,700,000
Stock-based compensation cost capitalized as property, plant and equipment									4,600,000
Shares granted												177,051	161,300
Shares granted, fair value												600,000	600,000
Shares outstanding		5,909,332	4,214,078			16,176,212	16,176,212					114,072	247,579
Shares unvested												114,072
Shares vested													247,579
Warrants issued														74,247,460	74,247,460	74,247,460	55,000,000										74,247,460
Exercise price														$ 10.37		$ 10.37											$ 4.31
Share purchase warrants						164,400,000
Adjusted exercise price														$ 8.20
Number of rights held entitled the holder thereof to purchase number of common shares of the company																			Received one right for each common share held. Every right held entitled the holder thereof to purchase one common share of the Company	Received one right for each common share held. Every right held entitled the holder thereof to purchase one common share of the Company
Subscription price																			$ 2.40	2.53	$ 2.40	2.53
Rights expiration date																			Jan. 07, 2014	Jan. 07, 2014
Standby commitment fee, percentage					3.00%
Common stock, shares, issued		1,006,116,602	2,012,298,797															1,006,116,602
Expenses and fees relating to rights offering	79,775,000																	2,400,000,000
Proceeds from common shares issued	3,243,336,000																	79,800,000
Standby Commitment fee paid																		70,800,000
Rights offering derivative liability																								1,016,200,000	516,100,000	500,100,000
Recognized derivative loss	(32,970,000)	87,722,000																			(33,000,000)		87,700,000
Derivative financial liability reclassified to share capital	962,314,000																	962,300,000
Standby purchaser fee, percentage	3.00%
Standby purchaser fee liability		71,700,000
Recognized derivative gain																					$ 1,100,000		$ (200,000)